UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2012

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$ 2,135,410
List of Other Included Managers:

No.	13F File Number	Name

None


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                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       79163   1291615 SH     SOLE                 310493     0   981122
Ace Ltd                          shs           H0023R105       53882    736092 SH     SOLE                 201863     0   534229
Amgen Inc.                       com           031162100       41578    611704 SH     SOLE                 155279     0   456425
Apache Corp.                     com           037411105       56782    565332 SH     SOLE                 136709     0   428623
Apple Computer                   com           037833100         324       540 SH     SOLE                    540     0        0
Berkshire Hathaway Inc.          cl a          084670108        2438        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         284     20000 SH     SOLE                  20000     0        0
Calpine Corp.                    com new       131347304       45588   2648900 SH     SOLE                 634789     0  2014111
Cameron International Corp.      com           13342b105       45742    865839 SH     SOLE                 205331     0   660508
Chevron Corp.                    com           166764100       47791    445773 SH     SOLE                 115466     0   330307
Church & Dwight Co.              com           171340102       23649    480764 SH     SOLE                 155739     0   325025
Comcast Corp. Special Cl A       cl a spl      20030N200       76257   2584094 SH     SOLE                 620359     0  1963735
Covidien PLC                     shs           g2554f113       78753   1440257 SH     SOLE                 330361     0  1109896
CSX Corp.                        com           126408103       33011   1533981 SH     SOLE                 371110     0  1162871
CVS Caremark Corp.               com           126650100       75618   1687906 SH     SOLE                 397545     0  1290361
Devon Energy Corp.               com           25179M103       48001    674929 SH     SOLE                 153765     0   521164
Dresser-Rand Group Inc           com           261608103       39273    846580 SH     SOLE                 203964     0   642616
El Paso Corporation              com           28336L109       96156   3253994 SH     SOLE                 788265     0  2465729
EMC Corporation                  com           268648102        2755     92200 SH     SOLE                      0     0    92200
Express Scripts Inc.             com           302182100       52870    975815 SH     SOLE                 222631     0   753184
Ford Motor Co.                   com par $0.01 345370860       41343   3314068 SH     SOLE                 787419     0  2526649
Goldman Sachs Group Inc.         com           38141G104       55803    448683 SH     SOLE                 103455     0   345228
Halliburton Co.                  com           406216101       55387   1668776 SH     SOLE                 392170     0  1276606
International Business Machines Ccom           459200101       53610    256936 SH     SOLE                  61175     0   195761
Ishares Russell 1000 Value       russell1000val464287598         397      5665 SH     SOLE                   5665     0        0
JPMorgan Chase & Co.             com           46625H100       87348   1899697 SH     SOLE                 432615     0  1467082
Kohls Corp                       com           500255104       46064    920731 SH     SOLE                 220644     0   700087
Lowe's Cos., Inc.                com           548661107       66695   2125396 SH     SOLE                 523064     0  1602332
MasterCard Inc. Class A          cl a          57636q104       49731    118254 SH     SOLE                  27831     0    90423
MetLife Inc.                     com           59156R108       74652   1998714 SH     SOLE                 475270     0  1523444
Nuveen Municipal Opportunity Fundcom           670984103         278     19000 SH     SOLE                  19000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         291     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       46304   1587920 SH     SOLE                 386595     0  1201325
Praxair Inc.                     com           74005P104       60769    530089 SH     SOLE                 137958     0   392131
Royal Dutch Shell PLC-ADR A      spons adr a   780259206       30887    440431 SH     SOLE                  75874     0   364557
The Mosaic Company               com           61945c103       47141    852621 SH     SOLE                 201508     0   651113
Thermo Fisher Scientific Inc.    com           883556102       68484   1214689 SH     SOLE                 289789     0   924900
Tyco International Ltd.          shs           h89128104       63946   1138242 SH     SOLE                 262099     0   876143
United Parcel Service- Cl B      cl b          911312106       69204    857330 SH     SOLE                 204031     0   653299
United Technologies Corp.        com           913017109       65121    785152 SH     SOLE                 190340     0   594812
UnitedHealth Group Inc.          com           91324P102       71134   1206881 SH     SOLE                 287823     0   919058
Wabco Holdings Inc.              com           92927k102       26589    439641 SH     SOLE                 104043     0   335598
Wells Fargo & Co.                com           949746101       65188   1909437 SH     SOLE                 454599     0  1454838
Wyndham Worldwide Corp.          com           98310W108       89131   1916384 SH     SOLE                 471535     0  1444849
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